Note 6 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss attributable to BeyondSpring Inc.—basic and diluted	$ (54,869)	$ (91,763)	$ (12,010)
Weighted average number of ordinary shares outstanding basic and diluted (in shares)	22,665,265	20,866,084	16,086,419
Net loss per share—basic and diluted (in dollars per share)	$ (2.42)	$ (4.40)	$ (0.75)